Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
October 31, 2024
T07-NPRT1-1224
1.9584815.110

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.6%
Communications Equipment – 3.6%
Applied Optoelectronics, Inc. (a)		110,651	$1,728,369
Arista Networks, Inc. (a)		220,732	85,299,674
Calix, Inc. (a)		178,292	6,307,971
Ciena Corp. (a)		247,107	15,693,766
Cisco Systems, Inc.		3,252,799	178,155,801
Clearfield, Inc. (a)		36,128	1,298,079
Digi International, Inc. (a)		111,388	3,226,910
Extreme Networks, Inc. (a)		388,035	5,793,362
F5, Inc. (a)		82,243	19,234,993
Harmonic, Inc. (a)		333,953	3,703,539
Infinera Corp. (a)		642,546	4,317,909
Juniper Networks, Inc.		439,282	17,088,070
Lumentum Holdings, Inc. (a)		186,585	11,917,184
Motorola Solutions, Inc.		142,678	64,112,359
NETGEAR, Inc. (a)		88,177	1,932,840
NetScout Systems, Inc. (a)		216,970	4,562,879
Ribbon Communications, Inc. (a)		298,745	1,063,532
Viasat, Inc. (a)		244,291	2,345,194
Viavi Solutions, Inc. (a)		675,593	6,228,967
TOTAL COMMUNICATIONS EQUIPMENT	434,011,398
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.0%
Electronic Components – 1.4%
Amphenol Corp. Class A		1,012,504	67,858,018
Bel Fuse, Inc. Class B		32,616	2,459,899
Belden, Inc.		104,279	11,874,250
Coherent Corp. (a)		211,008	19,505,579
Corning, Inc.		794,962	37,832,242
Knowles Corp. (a)		267,985	4,641,500
Lightwave Logic, Inc. (a)		389,239	1,226,103
Littelfuse, Inc.		47,333	11,579,072
Rogers Corp. (a)		50,512	5,065,343
Vishay Intertechnology, Inc.		336,312	5,703,851
			167,745,857
Electronic Equipment & Instruments – 1.7%
Advanced Energy Industries, Inc.		99,388	10,786,580
Arlo Technologies, Inc. (a)		291,384	2,960,461
Badger Meter, Inc.		59,840	11,970,992
Cognex Corp.		323,315	13,006,962
Crane NXT Co.		145,000	7,869,150
Daktronics, Inc. (a)		124,419	1,621,180
Evolv Technologies Holdings, Inc. (a)		344,214	740,060
Itron, Inc. (a)		112,831	12,609,993
Keysight Technologies, Inc. (a)		185,396	27,625,858
Mirion Technologies, Inc. (a)		573,391	8,486,187
Napco Security Technologies, Inc.		111,626	4,295,369
nLight, Inc. (a)		139,448	1,740,311
Novanta, Inc. (a)		69,885	11,897,222
OSI Systems, Inc. (a)		48,368	6,394,733

		Shares	Value

PAR Technology Corp. (a)		103,044	$6,078,566
SmartRent, Inc. (a)		551,784	932,515
Teledyne Technologies, Inc. (a)		53,785	24,489,386
Trimble, Inc. (a)		318,419	19,264,350
Vishay Precision Group, Inc. (a)		38,478	893,074
Vontier Corp.		337,848	12,527,404
Zebra Technologies Corp. Class A (a)		60,520	23,116,824
			209,307,177
Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc.		109,830	4,755,639
CTS Corp.		88,828	4,396,098
Fabrinet (a)		55,474	13,367,570
Flex Ltd. (a)		540,086	18,724,782
IPG Photonics Corp. (a)		88,441	7,160,183
Jabil, Inc.		156,130	19,218,042
Kimball Electronics, Inc. (a)		79,679	1,417,489
Methode Electronics, Inc.		105,413	919,201
Plexus Corp. (a)		81,773	11,783,489
Sanmina Corp. (a)		152,110	10,662,911
TE Connectivity PLC		278,916	41,117,797
TTM Technologies, Inc. (a)		303,916	6,819,875
			140,343,076
Technology Distributors – 0.7%
Arrow Electronics, Inc. (a)		98,932	11,740,260
Avnet, Inc.		208,097	11,280,938
CDW Corp.		134,858	25,384,321
ePlus, Inc. (a)		80,485	7,159,141
Insight Enterprises, Inc. (a)		57,994	10,144,310
PC Connection, Inc.		39,358	2,505,137
ScanSource, Inc. (a)		70,092	2,972,602
TD SYNNEX Corp.		122,436	14,122,993
			85,309,702
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	602,705,812
IT SERVICES – 5.4%
Human Resource & Employment Services – 0.1%
ASGN, Inc. (a)		118,360	10,900,956
Internet Services & Infrastructure – 1.7%
Akamai Technologies, Inc. (a)		188,775	19,081,377
Applied Digital Corp. (a)		401,428	2,713,653
BigCommerce Holdings, Inc. (a)		203,544	1,066,571
Cloudflare, Inc. Class A (a)		317,510	27,848,802
Core Scientific, Inc. (a)		398,167	5,291,640
Couchbase, Inc. (a)		125,972	2,024,370
DigitalOcean Holdings, Inc. (a)		176,809	6,998,100
Fastly, Inc. Class A (a)		407,351	2,945,148
GoDaddy, Inc. Class A (a)		152,057	25,363,108
MongoDB, Inc. (a)		84,908	22,959,123
Okta, Inc. (a)		198,367	14,260,604

Quarterly Report	2

Common Stocks – continued
		Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Snowflake, Inc. Class A (a)		282,820	$32,473,392
Twilio, Inc. Class A (a)		247,396	19,952,487
VeriSign, Inc. (a)		109,617	19,384,670
			202,363,045
IT Consulting & Other Services – 3.6%
Accenture PLC Class A		502,166	173,156,880
Cognizant Technology Solutions Corp. Class A		472,353	35,232,810
DXC Technology Co. (a)		522,155	10,369,998
EPAM Systems, Inc. (a)		81,499	15,374,786
Gartner, Inc. (a)		73,734	37,051,335
Grid Dynamics Holdings, Inc. (a)		179,957	2,864,915
Hackett Group, Inc.		77,758	1,891,075
International Business Machines Corp.		727,091	150,304,252
Kyndryl Holdings, Inc. (a)		501,023	11,468,417
Thoughtworks Holding, Inc. (a)		345,133	1,532,391
			439,246,859
TOTAL IT SERVICES	652,510,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 33.1%
Semiconductor Materials & Equipment – 3.4%
ACM Research, Inc. Class A (a)		145,659	2,737,661
Amkor Technology, Inc.		318,346	8,101,906
Applied Materials, Inc.		678,509	123,203,664
Axcelis Technologies, Inc. (a)		92,235	7,868,568
Cohu, Inc. (a)		145,120	3,616,390
Enphase Energy, Inc. (a)		166,845	13,854,809
Entegris, Inc.		180,688	18,919,840
FormFactor, Inc. (a)		212,470	8,069,611
Ichor Holdings Ltd. (a)		101,771	2,774,277
KLA Corp.		113,325	75,500,515
Kulicke & Soffa Industries, Inc.		165,624	7,429,893
Lam Research Corp.		1,092,129	81,199,791
MKS Instruments, Inc.		115,383	11,460,993
Onto Innovation, Inc. (a)		73,127	14,503,278
PDF Solutions, Inc. (a)		94,259	2,669,415
Photronics, Inc. (a)		192,300	4,384,440
SolarEdge Technologies, Inc. (a)		171,104	2,919,034
Teradyne, Inc.		174,498	18,533,433
Ultra Clean Holdings, Inc. (a)		134,098	4,485,578
Veeco Instruments, Inc. (a)		169,123	4,867,360
			417,100,456
Semiconductors – 29.7%
Advanced Micro Devices, Inc. (a)		1,281,047	184,560,441
Allegro MicroSystems, Inc. (a)		359,321	7,488,250
Alpha & Omega Semiconductor Ltd. (a)		73,381	2,424,508
Ambarella, Inc. (a)		116,261	6,532,706
Analog Devices, Inc.		407,295	90,871,587

		Shares	Value

Broadcom, Inc.		3,245,960	$551,066,629
CEVA, Inc. (a)		72,638	1,695,008
Cirrus Logic, Inc. (a)		94,559	10,384,469
Credo Technology Group Holding Ltd. (a)		343,388	12,945,728
Diodes, Inc. (a)		137,728	8,054,333
First Solar, Inc. (a)		110,582	21,505,987
Impinj, Inc. (a)		66,019	12,542,950
indie Semiconductor, Inc. Class A (a)		504,620	1,670,292
Intel Corp.		3,547,203	76,335,809
Lattice Semiconductor Corp. (a)		261,109	13,227,782
MACOM Technology Solutions Holdings, Inc. (a)		115,379	12,968,600
Marvell Technology, Inc.		757,756	60,703,833
MaxLinear, Inc. (a)		236,899	3,072,580
Microchip Technology, Inc.		495,625	36,364,006
Micron Technology, Inc.		899,730	89,658,095
Monolithic Power Systems, Inc.		44,773	33,996,139
Navitas Semiconductor Corp. (a)		384,451	949,594
NVIDIA Corp.		14,035,371	1,863,335,854
NXP Semiconductors NV		220,925	51,806,913
ON Semiconductor Corp. (a)		421,882	29,738,462
Penguin Solutions, Inc. (a)		159,381	2,398,684
Power Integrations, Inc.		160,780	9,715,935
Qorvo, Inc. (a)		139,580	9,946,471
QUALCOMM, Inc.		893,297	145,401,953
Rambus, Inc. (a)		245,501	11,739,858
Semtech Corp. (a)		193,057	8,531,189
Silicon Laboratories, Inc. (a)		94,186	9,782,158
SiTime Corp. (a)		54,635	9,233,861
Skyworks Solutions, Inc.		191,649	16,784,619
Synaptics, Inc. (a)		117,947	8,099,420
Texas Instruments, Inc.		723,323	146,950,301
Universal Display Corp.		73,994	13,342,598
Wolfspeed, Inc. (a)		375,823	5,002,204
			3,580,829,806
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,997,930,262
SOFTWARE – 35.2%
Application Software – 15.4%
ACI Worldwide, Inc. (a)		240,902	11,852,378
Adobe, Inc. (a)		365,115	174,554,179
Agilysys, Inc. (a)		73,784	7,381,351
Alarm.com Holdings, Inc. (a)		142,375	7,592,859
Alkami Technology, Inc. (a)		174,712	6,396,206
Altair Engineering, Inc. Class A (a)		132,758	13,805,504
Amplitude, Inc. Class A (a)		228,143	2,051,006
ANSYS, Inc. (a)		88,975	28,508,480
Appfolio, Inc. Class A (a)		50,491	10,495,564
AppLovin Corp. Class A (a)		247,174	41,868,804
Asana, Inc. Class A (a)		259,408	3,097,332
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Aspen Technology, Inc. (a)	57,255	$13,439,466
Atlassian Corp. Class A (a)	168,413	31,752,587
Aurora Innovation, Inc. (a)	2,301,338	11,955,451
Autodesk, Inc. (a)	191,835	54,442,773
AvePoint, Inc. (a)	338,996	4,115,411
Bentley Systems, Inc. Class B	272,559	13,153,697
Bill Holdings, Inc. (a)	228,526	13,336,777
Blackbaud, Inc. (a)	123,319	9,311,818
BlackLine, Inc. (a)	156,911	8,688,162
Blend Labs, Inc. Class A (a)	580,245	2,106,289
Box, Inc. Class A (a)	382,769	12,156,743
Braze, Inc. Class A (a)	173,454	5,456,863
C3.ai, Inc. Class A (a)	326,045	8,030,488
Cadence Design Systems, Inc. (a)	230,776	63,721,869
CCC Intelligent Solutions Holdings, Inc. (a)	1,013,869	10,554,376
Cipher Mining, Inc. (a)	601,765	2,966,701
Cleanspark, Inc. (a)	694,280	7,366,311
Clear Secure, Inc. Class A	249,996	9,194,853
Clearwater Analytics Holdings, Inc. Class A (a)	437,661	11,427,329
Confluent, Inc. Class A (a)	532,889	13,945,705
Daily Journal Corp. (a)	4,017	1,948,245
Datadog, Inc. Class A (a)	273,984	34,368,553
Digimarc Corp. (a)	47,990	1,486,730
DocuSign, Inc. (a)	288,802	20,037,083
DoubleVerify Holdings, Inc. (a)	436,057	7,434,772
Dropbox, Inc. Class A (a)	507,303	13,113,783
Dynatrace, Inc. (a)	366,799	19,733,786
E2open Parent Holdings, Inc. (a)	459,820	1,347,273
Elastic NV (a)	135,236	10,849,984
Enfusion, Inc. Class A (a)	123,512	1,100,492
Envestnet, Inc. (a)	55,611	3,491,259
Fair Isaac Corp. (a)	22,868	45,578,439
Five9, Inc. (a)	220,576	6,513,609
Freshworks, Inc. Class A (a)	524,748	6,139,552
Guidewire Software, Inc. (a)	111,251	20,721,611
HashiCorp, Inc. Class A (a)	333,738	11,300,369
HubSpot, Inc. (a)	52,036	28,869,052
Hut 8 Corp. (a)	243,787	3,849,397
Informatica, Inc. Class A (a)	193,856	5,292,269
Intapp, Inc. (a)	153,490	7,700,593
InterDigital, Inc.	75,247	11,320,159
Intuit, Inc.	224,494	137,008,688
Jamf Holding Corp. (a)	191,795	3,191,469
Klaviyo, Inc. Class A (a)	168,063	6,391,436
LiveRamp Holdings, Inc. (a)	200,222	5,011,557
Manhattan Associates, Inc. (a)	76,051	20,028,791
MARA Holdings, Inc. (a)	682,690	11,448,711
Matterport, Inc. (a)	875,775	3,993,534

	Shares	Value

Meridianlink, Inc. (a)	70,728	$1,553,187
MicroStrategy, Inc. Class A (a)	174,855	42,752,047
Mitek Systems, Inc. (a)	143,329	1,231,196
nCino, Inc. (a)	257,739	9,613,665
NCR Voyix Corp. (a)	418,414	5,359,883
NextNav, Inc. (a)	127,963	1,486,930
Nutanix, Inc. Class A (a)	330,069	20,497,285
Olo, Inc. Class A (a)	308,486	1,545,515
Pagaya Technologies Ltd. Class A (a)	104,363	1,202,262
PagerDuty, Inc. (a)	273,513	4,939,645
Palantir Technologies, Inc. Class A (a)	1,750,929	72,768,609
Pegasystems, Inc.	126,954	10,085,226
Procore Technologies, Inc. (a)	209,010	13,721,507
PROS Holdings, Inc. (a)	122,133	2,418,233
PTC, Inc. (a)	133,408	24,724,505
Q2 Holdings, Inc. (a)	151,420	12,819,217
RingCentral, Inc. Class A (a)	221,053	7,960,119
Riot Platforms, Inc. (a)	862,353	7,968,142
Roper Technologies, Inc.	94,077	50,588,025
Salesforce, Inc.	786,863	229,268,272
Samsara, Inc. Class A (a)	342,344	16,360,620
SEMrush Holdings, Inc. Class A (a)	91,893	1,204,717
Smartsheet, Inc. Class A (a)	251,919	14,213,270
SoundHound AI, Inc. Class A (a)	840,928	4,229,868
Sprinklr, Inc. Class A (a)	355,119	2,638,534
Sprout Social, Inc. Class A (a)	151,016	4,000,414
SPS Commerce, Inc. (a)	67,583	11,151,195
Synopsys, Inc. (a)	128,333	65,913,112
Terawulf, Inc. (a)	747,981	4,876,836
Tyler Technologies, Inc. (a)	45,142	27,337,544
Unity Software, Inc. (a)	652,826	13,108,746
Verint Systems, Inc. (a)	184,284	3,925,249
Vertex, Inc. Class A (a)	164,860	6,843,339
Weave Communications, Inc. (a)	106,940	1,499,299
Workday, Inc. Class A (a)	191,615	44,809,168
Workiva, Inc. (a)	133,320	10,633,603
Yext, Inc. (a)	333,643	2,415,575
Zeta Global Holdings Corp. Class A (a)	478,964	13,257,724
Zoom Video Communications, Inc. Class A (a)	317,848	23,755,960
		1,858,676,771
Systems Software – 19.8%
A10 Networks, Inc.	224,864	3,294,258
Adeia, Inc.	329,787	4,099,252
Appian Corp. Class A (a)	98,091	3,506,753
CommVault Systems, Inc. (a)	83,562	13,051,549
Crowdstrike Holdings, Inc. Class A (a)	201,405	59,791,102
Dolby Laboratories, Inc. Class A	149,962	10,932,230

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Systems Software – continued
Fortinet, Inc. (a)		587,323	$46,198,827
Gen Digital, Inc.		726,927	21,160,845
Gitlab, Inc. Class A (a)		245,626	13,202,397
JFrog Ltd. (a)		275,187	8,029,957
Microsoft Corp.		3,973,857	1,614,776,792
N-able, Inc. (a)		224,329	2,743,544
OneSpan, Inc. (a)		109,127	1,820,238
Oracle Corp.		1,300,291	218,240,841
Palo Alto Networks, Inc. (a)		262,841	94,709,498
Progress Software Corp.		127,741	8,186,921
Qualys, Inc. (a)		89,928	10,723,015
Rapid7, Inc. (a)		186,115	7,522,768
Rubrik, Inc. Class A (a)		157,647	6,504,515
SentinelOne, Inc. Class A (a)		521,415	13,447,293
ServiceNow, Inc. (a)		163,707	152,736,994
SolarWinds Corp.		157,580	2,061,146
Tenable Holdings, Inc. (a)		270,005	10,694,898
Teradata Corp. (a)		288,756	9,306,606
UiPath, Inc. Class A (a)		970,486	11,995,207
Varonis Systems, Inc. (a)		220,540	11,108,600
Zscaler, Inc. (a)		107,086	19,360,078
Zuora, Inc. Class A (a)		406,153	4,020,915
			2,383,227,039
TOTAL SOFTWARE	4,241,903,810
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.6%
Technology Hardware, Storage & Peripherals – 17.6%
Apple, Inc.		8,443,644	1,907,503,616
Corsair Gaming, Inc. (a)		146,932	942,569
Dell Technologies, Inc. Class C		279,047	34,498,581
Diebold Nixdorf, Inc. (a)		44,869	2,076,537
Hewlett Packard Enterprise Co.		1,377,002	26,837,769

		Shares	Value

HP, Inc.		949,847	$33,738,565
IonQ, Inc. (a)		568,292	8,541,429
NetApp, Inc.		211,746	24,416,431
Pure Storage, Inc. Class A (a)		354,693	17,752,385
Seagate Technology Holdings PLC		222,659	22,348,284
Super Micro Computer, Inc. (a)		518,394	15,090,449
Western Digital Corp. (a)		362,278	23,660,376
Xerox Holdings Corp.		358,093	2,925,620
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	2,120,332,611
TOTAL COMMON STOCKS (Cost $6,976,477,138)			12,049,394,753
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $15,604,000)		15,604,000	15,604,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $6,992,081,138)	12,064,998,753
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	1,651,912
NET ASSETS – 100.0%	$12,066,650,665

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $998,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	December 2024	$ 552,150	$ (23,881)	$ (23,881)
CME E-mini Technology Select Sector Index Contracts (United States)	64	December 2024	14,437,760	(381,642)	(381,642)
Total Equity Index Contracts					$(405,523)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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